FINANCIAL RISK MANAGEMENT - Financial assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 12, 2021	May 26, 2020	Mar. 31, 2020	Dec. 31, 2019	May 16, 2019	Dec. 31, 2018	Nov. 17, 2017
Assets at amortized cost
Cash and cash equivalents	$ 51,537,367	$ 12,935,860				$ 5,292,833		$ 9,242,809
Accounts receivable	1,369,455	987,057				715,696
Restricted cash	469,808	470,460				462,874
Amortized cost of financial assets	53,376,630	14,393,377				6,471,403
Other financial liabilities at amortized cost
Accounts payable and accrued liabilities (current)	4,629,163	7,243,500				7,794,456
Accrued liabilities (non-current)						1,186,601
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	9,898,475		$ 1,898,959					190,303
Convertible notes and warrants and derivative warrant liabilities (non-current)	1,788,244	1,484,529
Derivative warrant liability from financing (non-current)	405,508
Carrying amount of financial liabilities	17,751,415	22,556,004				23,646,726
Deferred loss on the 2020 Convertible notes, warrants and derivative warrant liabilities	4,300,484	7,595,093
2017 Convertible Notes (current)
Financial liabilities at fair value through profit and loss
Convertible Notes (current)						5,400,189
2020 Convertible Notes (current)
Financial liabilities at fair value through profit and loss
Convertible Notes (current)	40,587	37,525
2019 Convertible Notes (current)
Financial liabilities at fair value through profit and loss
Convertible Notes (current)	38,633	38,633				1,090,561
2019 Convertible Notes (non-current)
Financial liabilities at fair value through profit and loss
Convertible Notes (non-current)	6,548,796	6,156,724				8,174,919
2020 Convertible notes and warrants and derivative warrant liabilities (non-current)
Financial liabilities at fair value through profit and loss
Convertible notes and warrants and derivative warrant liabilities (non-current)	6,088,728	9,079,622
Derivative liability warrant (non-current)
Financial liabilities at fair value through profit and loss
Derivative warrant liability from financing (non-current)	405,508
2017 Convertible notes
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value					$ 3,783,494	5,400,189		$ 14,617,336	$ 26,100,900
Convertible Notes (non-current)				$ 1,016,000
2017 Convertible notes | 2017 Convertible Notes.
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value						5,400,189
2017 Convertible notes | 2017 Convertible Notes. | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value						5,400,189
2019 Convertible notes
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	6,587,429	6,195,357				9,265,480	$ 9,775,000
Convertible Notes (current)	38,633	38,633				1,090,561
Convertible Notes (non-current)	6,548,796	6,156,724				8,174,919
2019 Convertible notes | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	6,587,429	6,195,357				$ 9,265,480
2020 Convertible notes.
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	3,460,320	2,616,202		$ 6,449,634
Convertible notes and warrants and derivative warrant liabilities (non-current)	1,788,244	1,484,529
2020 Convertible notes and warrants and derivative warrant liabilities
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	6,129,315	9,117,147
2020 Convertible notes and warrants and derivative warrant liabilities | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	6,129,315	$ 9,117,147
Derivative liability - warrants
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	405,508
Derivative liability - warrants | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	$ 405,508